Property, Plant,and Equipment - Balances and changes in property, plant, and equipment beginning and ending (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		R$ 7,135,966		R$ 6,387,581		R$ 5,862,413
Property, plant, and equipment, additions		1,643,393		1,582,891		1,116,727
Property, plant, and equipment, depreciation		(889,722)		(667,667)		(644,238)
Property, plant, and equipment, transfers		(28,934)	[1]	(32,524)	[2]	3,405	[3]
Property, plant, and equipment, write-offs and disposals		(101,285)		(154,566)		(76,664)
Property, plant, and equipment, translation adjustment		(73,971)
Property, plant, and equipment, Business acquisition		4,481,650	[4]	20,251		125,938
Property, plant, and equipment, ending		12,167,097		7,135,966		6,387,581
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, transfers		4,777		22,348		4,491
Intangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, transfers		24,157		10,176		1,086
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		14,148,339		13,167,320		12,184,709
Property, plant, and equipment, additions		1,643,393		1,582,912		1,116,816
Property, plant, and equipment, depreciation		0		0		0
Property, plant, and equipment, transfers		(24,954)	[1]	(76,908)	[2]	3,405	[3]
Property, plant, and equipment, write-offs and disposals		(732,580)		(547,554)		(316,761)
Property, plant, and equipment, translation adjustment		(108,627)
Property, plant, and equipment, Business acquisition		6,346,717	[4]	22,569		179,151
Property, plant, and equipment, ending		21,272,288		14,148,339		13,167,320
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		(7,011,042)		(6,778,268)		(6,320,532)
Property, plant, and equipment, additions		0		0		0
Property, plant, and equipment, depreciation		(889,722)		(667,667)		(644,238)
Property, plant, and equipment, transfers		(3,980)	[1]	44,384	[2]	0	[3]
Property, plant, and equipment, write-offs and disposals		630,147		392,827		239,715
Property, plant, and equipment, translation adjustment		34,656
Property, plant, and equipment, Business acquisition		(1,865,067)	[4]	(2,318)		(53,213)
Property, plant, and equipment, ending		(9,105,008)		(7,011,042)		(6,778,268)
Provision for losses and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		(1,331)		(1,471)		(1,764)
Property, plant, and equipment, additions		0		(21)		(89)
Property, plant, and equipment, depreciation		0		0		0
Property, plant, and equipment, transfers		0	[1]	0	[2]	0	[3]
Property, plant, and equipment, write-offs and disposals		1,148		161		382
Property, plant, and equipment, translation adjustment		0
Property, plant, and equipment, Business acquisition		0	[4]	0		0
Property, plant, and equipment, ending		(183)		(1,331)		(1,471)
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		609,624		607,152		619,116
Property, plant, and equipment, additions		5,626		12,968		1,053
Property, plant, and equipment, depreciation		0		0		0
Property, plant, and equipment, transfers		455	[1]	5,073	[2]	3,316	[3]
Property, plant, and equipment, write-offs and disposals		(19,255)		(15,569)		(16,369)
Property, plant, and equipment, translation adjustment		0
Property, plant, and equipment, Business acquisition		204,984	[4]	0		36
Property, plant, and equipment, ending		R$ 801,434		R$ 609,624		R$ 607,152
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life		25 years		31 years		31 years
Property, plant, and equipment, beginning		R$ 1,745,097		R$ 1,646,996		R$ 1,532,506
Property, plant, and equipment, additions		52,256		8,904		27,100
Property, plant, and equipment, depreciation		0		0		0
Property, plant, and equipment, transfers		90,162	[1]	149,065	[2]	198,398	[3]
Property, plant, and equipment, write-offs and disposals		(23,809)		(61,770)		(111,899)
Property, plant, and equipment, translation adjustment		0
Property, plant, and equipment, Business acquisition		737,124	[4]	1,902		891
Property, plant, and equipment, ending		2,600,830		1,745,097		1,646,996
Buildings [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		(558,622)		(536,518)		(591,812)
Property, plant, and equipment, additions		0		0		0
Property, plant, and equipment, depreciation		(93,027)		(54,110)		(46,187)
Property, plant, and equipment, transfers		(4,370)	[1]	4,126	[2]	0	[3]
Property, plant, and equipment, write-offs and disposals		10,768		28,014		101,919
Property, plant, and equipment, translation adjustment		0
Property, plant, and equipment, Business acquisition		(227,469)	[4]	(134)		(438)
Property, plant, and equipment, ending		R$ (872,720)		R$ (558,622)		R$ (536,518)
Leasehold improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life		15 years		15 years		11 years
Property, plant, and equipment, beginning		R$ 1,415,342		R$ 1,292,998		R$ 1,169,326
Property, plant, and equipment, additions		48,630		37,867		30,348
Property, plant, and equipment, depreciation		0		0		0
Property, plant, and equipment, transfers		114,368	[1]	99,777	[2]	90,557	[3]
Property, plant, and equipment, write-offs and disposals		(95,624)		(15,300)		(12,458)
Property, plant, and equipment, translation adjustment		(2,416)
Property, plant, and equipment, Business acquisition		239,373	[4]	0		15,225
Property, plant, and equipment, ending		1,719,673		1,415,342		1,292,998
Leasehold improvements [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		(748,916)		(683,187)		(618,256)
Property, plant, and equipment, additions		0		0		0
Property, plant, and equipment, depreciation		(77,318)		(75,957)		(71,139)
Property, plant, and equipment, transfers		(216)	[1]	1,798	[2]	0	[3]
Property, plant, and equipment, write-offs and disposals		92,438		8,430		8,858
Property, plant, and equipment, translation adjustment		921
Property, plant, and equipment, Business acquisition		(55,574)	[4]	0		(2,650)
Property, plant, and equipment, ending		R$ (788,665)		R$ (748,916)		R$ (683,187)
Machinery [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life		12 years		11 years		11 years
Property, plant, and equipment, beginning		R$ 3,758,370		R$ 3,530,184		R$ 3,186,759
Property, plant, and equipment, additions		192,271		143,782		111,726
Property, plant, and equipment, depreciation		0		0		0
Property, plant, and equipment, transfers		663,739	[1]	99,603	[2]	133,554	[3]
Property, plant, and equipment, write-offs and disposals		(316,969)		(16,382)		(14,634)
Property, plant, and equipment, translation adjustment		(1,351)
Property, plant, and equipment, Business acquisition		696,873	[4]	1,183		112,779
Property, plant, and equipment, ending		R$ 4,992,933		R$ 3,758,370		R$ 3,530,184
Machinery [member] | Gross carrying amount [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life		2 years		3 years		5 years
Machinery [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		R$ (2,347,962)		R$ (2,147,842)		R$ (1,926,954)
Property, plant, and equipment, additions		0		0		0
Property, plant, and equipment, depreciation		(282,345)		(208,103)		(194,666)
Property, plant, and equipment, transfers		(466)	[1]	1,776	[2]	0	[3]
Property, plant, and equipment, write-offs and disposals		306,344		6,612		13,499
Property, plant, and equipment, translation adjustment		264
Property, plant, and equipment, Business acquisition		(401,695)	[4]	(405)		(39,721)
Property, plant, and equipment, ending		R$ (2,725,860)		R$ (2,347,962)		R$ (2,147,842)
Automotive fuel/lubricant distribution equipment and facilities [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life		15 years		14 years		13 years
Property, plant, and equipment, beginning		R$ 3,199,426		R$ 3,361,637		R$ 3,213,123
Property, plant, and equipment, additions		72,100		80,317		86,714
Property, plant, and equipment, depreciation		0		0		0
Property, plant, and equipment, transfers		206,998	[1]	70,966	[2]	143,010	[3]
Property, plant, and equipment, write-offs and disposals		(147,777)		(327,319)		(92,744)
Property, plant, and equipment, translation adjustment		0
Property, plant, and equipment, Business acquisition		1,976	[4]	13,825		11,534
Property, plant, and equipment, ending		3,332,723		3,199,426		3,361,637
Automotive fuel/lubricant distribution equipment and facilities [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		(2,122,684)		(2,238,843)		(2,113,657)
Property, plant, and equipment, additions		0		0		0
Property, plant, and equipment, depreciation		(135,236)		(164,248)		(181,233)
Property, plant, and equipment, transfers		9,913	[1]	(7,870)	[2]	0	[3]
Property, plant, and equipment, write-offs and disposals		140,403		289,359		60,982
Property, plant, and equipment, translation adjustment		0
Property, plant, and equipment, Business acquisition		(8)	[4]	(1,082)		(4,935)
Property, plant, and equipment, ending		R$ (2,107,612)		(2,122,684)		R$ (2,238,843)
Push Boats Barges Ships [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life		18 years
Property, plant, and equipment, beginning		R$ 0
Property, plant, and equipment, additions		25,597
Property, plant, and equipment, depreciation		0
Property, plant, and equipment, transfers	[1]	52,842
Property, plant, and equipment, write-offs and disposals		0
Property, plant, and equipment, translation adjustment		(104,287)
Property, plant, and equipment, Business acquisition	[4]	4,141,734
Property, plant, and equipment, ending		4,115,886		0
Push Boats Barges Ships [Member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		0
Property, plant, and equipment, additions		0
Property, plant, and equipment, depreciation		(119,248)
Property, plant, and equipment, transfers	[1]	6
Property, plant, and equipment, write-offs and disposals		0
Property, plant, and equipment, translation adjustment		33,528
Property, plant, and equipment, Business acquisition	[4]	(1,139,101)
Property, plant, and equipment, ending		R$ (1,224,815)		R$ 0
LPG tanks and bottles [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life		8 years		8 years		8 years
Property, plant, and equipment, beginning		R$ 1,085,787		R$ 1,006,398		R$ 920,287
Property, plant, and equipment, additions		88,927		116,503		129,567
Property, plant, and equipment, depreciation		0		0		0
Property, plant, and equipment, transfers		24,082	[1]	0	[2]	431	[3]
Property, plant, and equipment, write-offs and disposals		(44,668)		(37,114)		(43,887)
Property, plant, and equipment, translation adjustment		0
Property, plant, and equipment, Business acquisition		11,618	[4]	0		0
Property, plant, and equipment, ending		1,165,746		1,085,787		1,006,398
LPG tanks and bottles [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		(670,068)		(605,298)		(557,260)
Property, plant, and equipment, additions		0		0		0
Property, plant, and equipment, depreciation		(97,768)		(92,219)		(83,777)
Property, plant, and equipment, transfers		(7,968)	[1]	0	[2]	0	[3]
Property, plant, and equipment, write-offs and disposals		38,451		27,449		35,739
Property, plant, and equipment, translation adjustment		0
Property, plant, and equipment, Business acquisition		(1,076)	[4]	0		0
Property, plant, and equipment, ending		R$ (738,429)		R$ (670,068)		R$ (605,298)
Vehicles [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life		6 years		8 years		8 years
Property, plant, and equipment, beginning		R$ 395,885		R$ 371,434		R$ 325,094
Property, plant, and equipment, additions		28,775		111,735		24,661
Property, plant, and equipment, depreciation		0		0		0
Property, plant, and equipment, transfers		2,458	[1]	(29,884)	[2]	1,351	[3]
Property, plant, and equipment, write-offs and disposals		(41,863)		(62,657)		(9,473)
Property, plant, and equipment, translation adjustment		(17)
Property, plant, and equipment, Business acquisition		31,099	[4]	5,257		29,801
Property, plant, and equipment, ending		R$ 416,337		R$ 395,885		R$ 371,434
Vehicles [member] | Gross carrying amount [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life		4 years		3 years		4 years
Vehicles [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		R$ (154,622)		R$ (181,511)		R$ (154,177)
Property, plant, and equipment, additions		0		0		0
Property, plant, and equipment, depreciation		(39,411)		(35,066)		(29,483)
Property, plant, and equipment, transfers		(1,206)	[1]	35,776	[2]	0	[3]
Property, plant, and equipment, write-offs and disposals		9,328		26,792		5,608
Property, plant, and equipment, translation adjustment		19
Property, plant, and equipment, Business acquisition		(17,833)	[4]	(613)		(3,459)
Property, plant, and equipment, ending		R$ (203,725)		R$ (154,622)		R$ (181,511)
Furniture [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life		9 years		8 years		9 years
Property, plant, and equipment, beginning		R$ 221,572		R$ 212,640		R$ 201,708
Property, plant, and equipment, additions		17,835		12,649		12,326
Property, plant, and equipment, depreciation		0		0		0
Property, plant, and equipment, transfers		(3,438)	[1]	(154)	[2]	1,649	[3]
Property, plant, and equipment, write-offs and disposals		(12,808)		(3,965)		(4,547)
Property, plant, and equipment, translation adjustment		(15)
Property, plant, and equipment, Business acquisition		5,141	[4]	402		1,504
Property, plant, and equipment, ending		228,287		221,572		212,640
Furniture [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		(142,493)		(130,117)		(118,438)
Property, plant, and equipment, additions		0		0		0
Property, plant, and equipment, depreciation		(16,614)		(15,718)		(14,032)
Property, plant, and equipment, transfers		(510)	[1]	642	[2]
Property, plant, and equipment, write-offs and disposals		9,245		2,784		3,052
Property, plant, and equipment, translation adjustment		3
Property, plant, and equipment, Business acquisition		(1,362)	[4]	(84)		(699)
Property, plant, and equipment, ending		R$ (151,731)		R$ (142,493)		R$ (130,117)
IT equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life		5 years		5 years		5 years
Property, plant, and equipment, beginning		R$ 321,250		R$ 318,721		R$ 303,023
Property, plant, and equipment, additions		23,822		12,259		19,787
Property, plant, and equipment, depreciation		0		0		0
Property, plant, and equipment, transfers		14,903	[1]	(5,950)	[2]	4,516	[3]
Property, plant, and equipment, write-offs and disposals		(23,891)		(3,780)		(10,750)
Property, plant, and equipment, translation adjustment		(85)
Property, plant, and equipment, Business acquisition		40,200	[4]	0		2,145
Property, plant, and equipment, ending		376,199		321,250		318,721
IT equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		(265,675)		(254,952)		(239,978)
Property, plant, and equipment, additions		0		0		0
Property, plant, and equipment, depreciation		(28,755)		(22,246)		(23,721)
Property, plant, and equipment, transfers		837	[1]	8,136	[2]
Property, plant, and equipment, write-offs and disposals		23,170		3,387		10,058
Property, plant, and equipment, translation adjustment		(79)
Property, plant, and equipment, Business acquisition		(20,949)	[4]	0		(1,311)
Property, plant, and equipment, ending		(291,451)		(265,675)		(254,952)
Construction in progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		1,347,892		783,496		694,726
Property, plant, and equipment, additions		1,064,544		1,022,967		650,828
Property, plant, and equipment, depreciation		0		0		0
Property, plant, and equipment, transfers		(1,146,389)	[1]	(455,740)	[2]	(567,114)	[3]
Property, plant, and equipment, write-offs and disposals		(5,909)		(2,831)		0
Property, plant, and equipment, translation adjustment		(456)
Property, plant, and equipment, Business acquisition		236,654	[4]	0		5,056
Property, plant, and equipment, ending		1,496,336		1,347,892		783,496
Advances to suppliers [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		44,966		32,557		18,139
Property, plant, and equipment, additions		18,445		19,834		20,501
Property, plant, and equipment, depreciation		0		0		0
Property, plant, and equipment, transfers		(42,006)	[1]	(6,558)	[2]	(6,263)	[3]
Property, plant, and equipment, write-offs and disposals		(7)		(867)		0
Property, plant, and equipment, translation adjustment		0
Property, plant, and equipment, Business acquisition				0		180
Property, plant, and equipment, Business acquisition	[4]	(59)
Property, plant, and equipment, ending		21,339		44,966		32,557
Imports in progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		3,128		3,107		902
Property, plant, and equipment, additions		4,565		3,127		2,205
Property, plant, and equipment, depreciation		0		0		0
Property, plant, and equipment, transfers		(3,128)	[1]	(3,106)	[2]	0	[3]
Property, plant, and equipment, write-offs and disposals		0		0		0
Property, plant, and equipment, translation adjustment		0
Property, plant, and equipment, Business acquisition		0	[4]	0
Property, plant, and equipment, ending		R$ 4,565		R$ 3,128		R$ 3,107

[1]	Refers to transfers of R$ 24,157 to intangible assets and R$ 4,777 to right-of-use assets.
[2]	The remaining balance refers to R$ 22,348 transferred to right-of-use assets and R$ 10,176 transferred to intangible assets.
[3]	Refers to R$ 1,086 transferred to intangible assets and R$ 4,491 transferred from right-of-use assets.
[4]	The total amounts of acquisitions made by the Company are substantially related to Hidrovias do Brasil (see Note 27.b).